INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Income Taxes

NOTE 19 - INCOME TAXES

The Company is subject to U.S. Federal tax laws. The Company has not recognized an income tax benefit for its operating losses in the United States because the Company does not expect to commence active operations in the United States.

UTour Pte Ltd was incorporated in Singapore and is subject to Singapore profits tax at a tax rate of 17%. Since UTour Pte Ltd had no taxable income during the reporting period, it has not paid Singapore profits taxes. UTour has not recognized an income tax benefit for its operating losses in Singapore because the Company does not expect to commence active operations in Singapore.

WeTrade Information Technology Limited (“WITL”) was incorporated in Hong Kong and is subject to Hong Kong profits tax at a tax rate of 16.5%. Since WITL had no taxable income during the reporting period, it has not paid Hong Kong profits taxes. WITL has not recognized an income tax benefit for its operating losses in Hong Kong because the Company does not expect to commence active operations in Hong Kong.

The Company is currently conducting its major operations in the PRC through Yueshang Information Technology (Beijing) Co., Ltd., Wetrade Digital (Beijing ) Technology Co Limited, Yushang Group (Hunan) Network Technology Limited, Yueshang Technology Group( Hainan) Limited and Tibet Xiaoshang Technology Group Limited, which are in accordance with the relevant tax laws and regulations and the corporate income tax rate in China is ranged from 9% to 25%.

As of December 31, 2021 and 2020, tax expenses was $1,122,283 and 1,162,556 respectively. Tax payables was $711,841 (2020: $828,695), which are consists of PRC corporate income tax at the rate ranged from 9% to 25%, Value-added Tax of 6% and PRC Urban construction tax and levies as follow:

	As of December 31, 2021	As of December 31, 2020

Corporate income tax	$649,032	$709,197
VAT, Urban construction tax and levies	62,129	119,498
	$711,841	$828,695

For the years ended December 31, 2021 and 2020, the local (United States) and foreign components of income before income taxes were comprised of the following:

	As of December 31, 2021	As of December 31, 2020
Tax jurisdictions from :
Local	$(537,024)	$(162,293)
Foreign, representing
Singapore	(111,942)	(71,993)
Hong Kong	-	-
China	6,946,924	4,071,879
	$6,297,958	$3,837,593

The provision for income taxes consisted of the following:

	As of December 31, 2021	As of December 31, 2020
Current :
-Local	$-	$-
-Foreign (China)	1,122,283	1,162,556

Deferred:
-Local	-	-
-Foreign (China)	-	-
	$(1,122,283)	$(1,162,556)

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: United States, Singapore, Hong Kong and China that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Wyoming and is subject to the tax laws of the United States of America and the tax rate is 21%. As of December 2021, the operations in the United States of America incurred $985,317 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 2041, if unutilized.

Singapore

UTour Pte Limited is subject to Singapore Profits Tax, which is charged at the statutory income rate of 17% on its assessable income.

Hong Kong

WeTrade Information Technology Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income.

People’s Republic of China

Yueshang Group (Hunan) Network Technology Limited, Yueshang Technology Group (Hainan Special Zone) Limited, WeTrade Digital (Beijing) Technology Co Limited and Tibet Xiaoshang Technology Group Limited are operating in the People’s Republic of China (“PRC”) subject to the Corporate Income Tax governed by the Income Tax Law of the People’s Republic of China  at the rate ranged from 9% to 25%.